FAIR VALUE MEASUREMENT - Schedule of major financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Liabilities
Warrant liabilities	$ 845	$ 800	$ 845	$ 800
Level 1
Assets
Investment securities	1,358	1,811
Liabilities
Warrant liabilities	845	800
Level 3
Liabilities
Convertible notes	269,047	276,604
Exchangeable notes		128,852
Recurring
Assets
Investment securities	1,358	1,811
Liabilities
Warrant liabilities	845	800
Convertible notes	$ 269,047	276,604
Exchangeable notes		$ 128,852